Employee Benefit Plans (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	11 Months Ended	12 Months Ended
	Feb. 04, 2016	Mar. 31, 2018	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Employee benefit plan expense		$ 1,307	$ 2,145	$ 4,474	$ 4,299
Predecessor
Defined Benefit Plan Disclosure [Line Items]
Employee benefit plan expense	$ 1,866